SHORT-TERM INVESTMENTS - Gross Realized Gains and Gross Realized Losses on Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 113,365	706,278	302,171	173,693
Gross realized gains	10,477	65,272	9,526	14,429
Gross realized losses	$ (2,974)	(18,526)	(13,180)	(4,645)